SEGMENTED INFORMATION (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Total revenue from mining operations	$ 1,881	$ 2,659	$ 1,910	$ 14,615